7. COMMON SHARES (Tables)	12 Months Ended
Jun. 30, 2021
SHAREHOLDERS' EQUITY
Warrant assumptions
March 31, 2021
Stock price	$0.85 - $0.25
Risk-free interest rate	0.13% - 0.17%
Expected life	2 years
Expected dividend rate	0%
Expected volatility	102.03%- 206.63%

Warrant activity
	Number of Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2020	-	$-
Granted	3,014,246	0.25
Exercised	-	-
Expired	-	-
Outstanding, June 30, 2021	3,014,246	$0.25